Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Segmented information
Information by geographic area, revenues

In millions	Year ended December 31,	2017	2016	2015

Revenues
Canada		$8,794	$7,971	$8,283
U.S.		4,247	4,066	4,328
Total revenues		$13,041	$12,037	$12,611

Information by geographic area, net income

In millions	Year ended December 31,	2017	2016	2015

Net income
Canada	$2,857	$2,708	$2,469
U.S.	2,627	932	1,069
Total net income	$5,484	$3,640	$3,538

Information by geographic area, properties

In millions	December 31,	2017	2016
Properties
Canada		$18,305	$17,445
U.S.		15,884	16,310
Total properties		$34,189	$33,755